Financial instruments	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Text Block [Abstract]
Financial instruments
18.	Financial instruments
This note provides information about the Group’s financial instruments, including:

•	an overview of all financial instruments held by the Group;

•	the classification of the financial instruments;

•	the line item on the consolidated statement of financial position in which the financial instrument is included;

•	the financial instrument’s book and fair value.
The Group holds the following financial instruments:
Financial assets

(in €‘000)	Notes	At amortized cost	Fair value through PL	Fair value through OCI	Total book value	Total fair value
As at December 31, 2021
Non-current other financial assets	12	18,887	695	—	19,582	19,582
Current other financial assets	12	—	30,400	—	30,400	30,400
Trade and other receivables		41,063	—	—	41,063	41,063
Cash and cash equivalents		24,652	—	—	24,652	24,652
Total		84,602	31,095	—	115,697	115,697
As at June 30, 2022
Non-current other financial assets	12	61,861	2,754	41,984	64,615	64,615
Current other financial assets	12	—	—	—	—	—
Trade and other receivables		28,386	—	—	28,386	28,386
Cash and cash equivalents		29,775	—	—	29,775	29,775
Total		120,022	2,754	41,984	122,776	122,776

Due to the highly liquid nature of cash and cash equivalents and the pledged bank balance classified within non-current
other financial assets, their carrying amount is considered to be the same as their fair value. Due to the short-term nature of trade and other receivables, their carrying amount is considered to be the same as their fair value.

Financial liabilities

(in €‘000)	Notes	At amortized cost	Fair value through PL	Total book value	Total fair value
As at December 31, 2021
Borrowings	14	213,128	—	213,128	271,370
Non-current lease liabilities		26,097	—	26,097	N/A
Current lease liabilities		5,520	—	5,520	N/A
Trade and other payables		24,072	—	24,072	24,072
Total		268,817	—	268,817	295,442
As at June 30, 2022
Borrowings	14	137,960	—	137,960	98,709
Non-current lease liabilities		30,402	—	30,402	N/A
Current lease liabilities		6,224	—	6,224	N/A
Trade and other payables		41,280	—	41,280	41,280
Warrant Liabilities	15	—	6,713	6,713	6,713
Other financial liabilities	16	39,456	—	39,456	39,456
Total		255,322	6,713	262,035	186,158
Due to the short-term nature of the trade and other payables and other financial liabilities, their carrying amount is considered to be the same as their fair value.

28. Financial instruments
This note provides information about the Group’s financial instruments, including:

•	an overview of all financial instruments held by the Group;

•	the classification of the financial instruments;

•	the line item on the consolidated statement of financial position in which the financial instrument is included;

•	the financial instrument’s book and fair value.
The Group holds the following financial instruments:
Financial assets

(in €‘000)	Notes	At amortized cost	Fair value through PL	Total book value	Total fair value
As at December 31, 2020
Non-current other financial assets	18	16,324	102	16,426	16,426
Trade and other receivables	19	24,366	—	24,366	24,366
Cash and cash equivalents	21	8,274	—	8,274	8,274
Total		48,964	102	49,066	49,066

As at December 31, 2021
Non-current other financial assets	18	18,887	695	19,582	19,582
Current other financial assets	18	—	30,400	30,400	30,400
Trade and other receivables	19	41,063	—	41,063	41,063
Cash and cash equivalents	21	24,652	—	24,652	24,652
Total		84,602	31,095	115,697	115,697
Due to the highly liquid nature of cash and cash equivalents and the pledged bank balance classified within non-current
other financial assets, their carrying amount is considered to be the same as their fair value. Due to the short-term nature of trade and other receivables, their carrying amount is considered to be the same as their fair value.

Financial liabilities

(in €‘000)	Notes	At amortized cost	Total book value	Total fair value

As at December 31, 2020
Borrowings	24	159,610	159,610	257,075
Non-current lease liabilities	16	12,077	12,077	N/A
Current lease liabilities	16	1,826	1,826	N/A
Trade and other payables	26	12,627	12,627	12,627
Total		186,140	186,140	269,702

As at December 31, 2021
Borrowings	24	213,128	213,128	271,370
Non-current lease liabilities	16	26,097	26,097	N/A
Current lease liabilities	16	5,520	5,520	N/A
Trade and other payables	26	24,072	24,072	24,072
Total		268,817	268,817	295,442
Due to the short-term nature of the trade and other payables, their carrying amount is considered to be the same as their fair value.